TAXATION	12 Months Ended
Jan. 31, 2019
TAXATION [abstract]
Disclosure of income tax [text block]
26.	TAXATION

A reconciliation of income taxes at statutory rates with the reported taxes is as follows for years ended January 31, 2019 and 2018:

	2019	2018
Loss for the year	$(23,601,170)	$(599,471)
Statutory Tax Rates	27%	26%
Expected income tax (recovery)	(6,372,316)	(155,863)
Change in statutory, foreign tax, foreign exchange rates and other	1,297,693	-
Permanent differences	1,494,947	17,156
Share issue costs	(1,010,208)	-
Change in unrecognized deductible temporary differences	4,589,884	138,707
Total	$-	$-

Current income tax expense for the year ended January 31, 2019 is entirely foreign in nature and represents current and deferred taxation arising from business operations in the United States.

The significant components of the Company’s deferred tax assets that have not been included on the consolidated statement of financial position are as follows at January 31, 2019, 2018 and 2017:

	2019	2018	2017
Deferred tax assets (liabilities)
Exploration and evaluation assets	$974,824	$974,824	$931,609
Property and equipment	47,452	-	-
Share issue costs	809,716	1,550	-
Biological assets	58,573	-	-
Intangible assets	197,810	-	-
Marketable securities	2,325	2,325	2,302
Asset retirement obligation	14,723	14,723	13,948
Allowable capital losses	93,018	56,568	53,717
Non-capital losses available for future period	5,241,525	375,052	270,122
	$7,439,966	$1,425,042	$1,271,698
Unrecognized deferred tax assets	(7,439,966)	(1,425,042)	(1,271,698)
Net deferred tax assets	$-	$-	$-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows at January 31, 2019, 2018 and 2017:

		Expiry Date
	2019	Range	2018	2017
Temporary Differences
Exploration and evaluation assets	$3,611,809	No expiry date	$3,611,809	$3,583,704
Property and equipment	225,963	No expiry date	-	-
Share issue costs	2,998,633	2038 to 2041	5,424	-
Biological assets	278,920	No expiry date	-	-
Intangible assets	941,954	No expiry date	-	-
Marketable securities	15,498	No expiry date	15,498	15,348
Asset retirement obligation	54,243	No expiry date	54,243	53,717
Allowable capital losses	344,223	No expiry date	209,223	207,195
Non-capital losses available for future periods	19,751,990	Varies	1,389,396	1,040,579
Canada	$18,228,212	2026 to 2039	$1,389,396	$1,040,579
USA	$1,523,778	No expiry date	$-	$-

Tax attributes are subject to review, and potential adjustment, by tax authorities.

The United States enacted the ''Tax Cuts and Jobs Act" (''Tax Act"), which lowered the U.S. statutory tax rate from 34% to 21% effective January 1, 2018. As a result, the Company applied a U.S. statutory federal income tax rate of 21% for the fiscal year ended January 31, 2019.

Since the Company operates in the United States cannabis industry, the Company is subject to U.S. Internal Revenue Code section 280E for U.S. federal income tax purposes; and therefore, is subject to the disallowance of ordinary and necessary business deductions for income tax purposes pursuant to section 280E. Consequently, the Company is only allowed to deduct 1) direct production costs and indirect production costs incident to and necessary for production and 2) costs incurred to purchase goods that are resold, including transportation or other necessary charges incurred in acquiring possession of the goods. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC section 280E. However, the State of Oregon does not conform to IRC section 280E and thus the Company deducts all operating expenses on its Oregon corporate tax return. Additionally, the State of Nevada does not assess income tax and therefore no income tax provision for Nevada has been calculated.